Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		$ 74,674,030	$ 64,694,991	$ 22,408,808
Cost of revenue		(37,365,807)	(19,976,149)	(14,071,902)
Gross profit		37,308,223	44,718,842	8,336,906
Selling and marketing expenses		(1,092,977)	(1,562,837)	(3,644,316)
General and administrative expenses		(12,410,485)	(16,558,226)	(9,191,505)
Research and development expenses		(2,110,195)	(3,701,796)	(14,110,408)
Expected credit losses		(897,170)	(12,153,098)
Other income		119,002	283,555	983,932
Other gains (losses), net		(87,425,799)	6,032,819	1,222,885
Restructuring costs	[1]	(432,774)
Share listing expenses				(70,104,989)
Total operating expenses		(104,250,398)	(27,659,583)	(94,844,401)
Operating income (loss)		(66,942,175)	17,059,259	(86,507,495)
Interest income		1,569,253	770,410	235,912
Finance costs		(732,508)	(818,065)	(835,273)
Total non-operating income (expenses)		836,745	(47,655)	(599,361)
Profit (loss) before income tax		(66,105,430)	17,011,604	(87,106,856)
Income tax (expense) benefit		1,310,814	(3,515,990)	(430,368)
Profit (loss) for the year		(64,794,616)	13,495,614	(87,537,224)
Remeasurement of defined benefit plans		(44,804)	89,457	7,409
Exchange differences on translation of foreign operations		(1,010,518)	584,840	(1,672,040)
Other comprehensive income (loss) for the year, net of tax		(1,055,322)	674,297	(1,664,631)
Components of other comprehensive (loss) income that may be reclassified to profit or loss
Remeasurement of defined benefit plans		(44,804)	89,457	7,409
Exchange differences on translation of foreign operations		(1,010,518)	584,840	(1,672,040)
Other comprehensive income (loss) for the year, net of tax		(1,055,322)	674,297	(1,664,631)
Total comprehensive income (loss) for the year		$ (65,849,938)	$ 14,169,911	$ (89,201,855)
Basic earning (loss) per share (in Dollars per share)		$ (6.13)	$ 1.92	$ (17.83)
Diluted earning (loss) per share (in Dollars per share)		$ (6.13)	$ 1.64	$ (17.83)
Basic (in Shares)	[2]	10,565,835	7,038,173	4,908,558
Diluted (in Shares)	[2]	10,565,835	7,558,479	4,908,558

[1]	Restructuring costs – includes expenses related to organizational restructuring, including severance payments.
[2]	Shares outstanding in the prior periods have been restated for the 10-to-1 reverse stock split effective April 15, 2024.